Financial Instruments and Financial Risk Management - Collateral Not Offset Against Risk Management Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Collateral posted with counterparties	$ 29.1	$ 27.6
Cash collateral held representing an obligation	$ 0.3	$ 0.8